Label	Element	Value
Innovator Growth Accelerated Plus ETF® - April | Invesco QQQ Trust Series 1, Expiration: 03/31/2026; Exercise Price: $4.70 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	114.40%
Innovator Growth Accelerated Plus ETF® - April | Invesco QQQ Trust Series 1, Expiration: 03/31/2026; Exercise Price: $468.92 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	63.00%
Innovator Growth Accelerated Plus ETF® - April | Invesco QQQ Trust Series 1, Expiration: 03/31/2026; Exercise Price: $501.98 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(77.70%)